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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
 TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September, 1999.

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               (Please read instructions before preparing form.)
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If amended report check here: [_]

     Account Management Corp.
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Name of Institutional Investment Manager

     2 Newbury Street       Boston       MA       02116
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Business Address   (Street)    (City)    (State)     (Zip)

     Peter deRoetth, President (617) 236-4200
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------- ATTENTION -----------------------------------

  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

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     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 11 day
                             ------              -------------
of November, 1999.
   --------    --

                                                              Peter deRoetth
                                  ------------------------------------------
                                   (Name of Institutional, Investment Manager)

                                                           /s/ Peter deRoetth
                                  -------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:   Name:                   13F File No.:
--------------------------------------   -------------------------------------
1.                                       6.
--------------------------------------   -------------------------------------
2.                                       7.
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3.                                       8.
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4.                                       9.
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5.                                       10.
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Page 1 of 4                       FORM 13F                                Name of Reporting Manager Account Management Corp.
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                                                                              Item 6:                              Item 8:
                                                          Item 5:      Investment Discretion      Item 7:      Voting Authority
Item 1:                 Item 2:     Item 3:   Item 4     Shares or                               Managers         (Shares)
Name of Issuer      Title of Class  CUSIP   Fair Market  Principal                               See Instr V
                                    Number     Value      Amount    -----------------------------           -----------------------
                                                                    (a) Sole (b)Shared-(c) Shared-          (a)Sole(b)Shared(c)None
                                                                             As Defined    Other
                                                                             in Instr.V

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
Sinclair Broadcast  Common Stock   829226109      575,468     63,500    63,500                                63,500
 Group Class A
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Maxim Integrated    Common Stock   57772K101  159,361,689  2,525,790 2,525,790                             2,525,790
 Products
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Miller Industries   Common Stock   600551105   13,843,406  4,922,100 4,922,100                             4,922,100
 TENN
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Nichols Research    Common Stock   653818104    9,766,050    366,800   366,800                               366,800
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Supertex Inc.       Common Stock   868532102   14,294,643    876,300   876,300                               876,300
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Suiza Foods         Common Stock   865077102    9,060,000    241,600   241,600                               241,600
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Microstrategy Inc.  Common Stock   594972101   19,526,568    348,300   348,300                               348,300
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Corporate Exe-      Common Stock   21988R102   13,027,775    319,700   319,700                               319,700
  cutive Board
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Costar Group        Common Stock   22160N109    2,697,875    113,000   113,000                               113,000
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Information Hold-   Common Stock   456727106    1,562,775     80,400    80,400                                80,400
  ings
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COLUMN TOTALS                                  243,716,249
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
Page 2 of 4                       FORM 13F                                Name of Reporting Manager Account Management Corp.
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                                                                              Item 6:                              Item 8:
                                                          Item 5:      Investment Discretion      Item 7:      Voting Authority
Item 1:                Item 2:      Item 3:   Item 4     Shares or                               Managers         (Shares)
Name of Issuer     Title of Class   CUSIP   Fair Market  Principal                               See Instr V
                                    Number    Value       Amount    -----------------------------          -----------------------
                                                                    (a) Sole (b)Shared-(c) Shared-          (a)Sole(b)Shared(c)None
                                                                             As Defined    Other
                                                                             in Instr.V

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
American Capital    Common Stock  024937104      445,850     24,100    24,100                                24,100
  Strategies
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IDT Corp.           Common Stock  448947101      286,843     13,700    13,700                                13,700
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Musicmaker.com      Common Stock  62757C108      352,687     34,200    34,200                                34,200
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Landec Corp.        Common Stock  514766104      864,075    168,600   168,600                               168,600
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EMC Corp., MASS     Common Stock  268648192      571,000      8,000     8,000                                 8,000
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Acme Communi-       Common Stock  004631107      372,000     12,000    12,000                                12,000
  cations
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USinternetworking   Common Stock  917311805   13,877,812    444,090   444,090                               444,090
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Women First         Common Stock  978150100      282,500     40,000    40,000                                40,000
  Healthcare
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Federal National    Common Stock   31358610    2,965,237     47,300    47,300                                47,300
  Mortgage
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Cisco Systems       Common Stock  17275R102      514,218      7,500     7,500                                 7,500
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COLUMN TOTALS                                 20,532,222
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
Page 3 of 4                       FORM 13F                                Name of Reporting Manager Account Management Corp.
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                                                                              Item 6:                              Item 8:
                                                          Item 5:      Investment Discretion      Item 7:      Voting Authority
Item 1:                 Item 2:     Item 3:   Item 4     Shares or                               Managers         (Shares)
Name of Issuer      Title of Class  CUSIP   Fair Market  Principal                               See Instr V
                                    Number     Value      Amount    -----------------------------           -----------------------
                                                                    (a) Sole (b)Shared-(c) Shared-          (a)Sole(b)Shared(c)None
                                                                             As Defined    Other
                                                                             in Instr.V

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
AlTell              Common Stock   020039103      559,340      7,948     7,948                                 7,948
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Alza Corp.          Common Stock   022615108      306,794      7,166     7,166                                 7,166
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Cabot Corp.         Common Stock   127055101      427,500     18,000    18,000                                18,000
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Chevron             Common Stock   166751107      213,000      2,400     2,400                                 2,400
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Cristalerias        Common Stock   226714103      233,750     17,000    17,000                                17,000
  de Chile
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Exxon               Common Stock   302290101      364,800      4,800     4,800                                 4,800
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Glaxo Wellcome      Common Stock   37733W105      346,000      7,000     7,000                                 7,000
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Great Lakes         Common Stock   390568103      209,344      5,500     5,500                                 5,500
  Chemical
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Hewlett Packard     Common Stock   428236103      544,500      6,000     6,000                                 6,000
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Linear Technology   Common Stock   535678106      529,031      9,000     9,000                                 9,000
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COLUMN TOTALS                                   3,752,059
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
Page 4 of 4                       FORM 13F                                Name of Reporting Manager Account Management Corp.
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                                                                              Item 6:                              Item 8:
                                                          Item 5:      Investment Discretion      Item 7:      Voting Authority
Item 1:                 Item 2:     Item 3:   Item 4     Shares or                               Managers         (Shares)
Name of Issuer      Title of Class  CUSIP   Fair Market  Principal                               See Instr V
                                    Number     Value      Amount    -----------------------------           -----------------------
                                                                    (a) Sole (b)Shared-(c) Shared-          (a)Sole(b)Shared(c)None
                                                                             As Defined    Other
                                                                             in Instr.V

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
MCI Worldcomm       Common Stock   55268B106      862,500    12,000    12,000                                12,000
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Microsoft           Common Stock   594918104      362,250     4,000     4,000                                 4,000
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Oak Industries      Common Stock   671400505   13,040,360   383,540   383,540                               383,540
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Pepsico             Common Stock   713344108      244,030     6,000     6,000                                 6,000
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Schlumberger        Common Stock   806857108      535,866     8,600     8,600                                 8,600
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SmithKline Beecham  Common Stock   832377105      403,836     7,008     7,008                                 7,008
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Sun Hydraulics      Common Stock   866942105      744,370   101,000   101,000                               101,000
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Toys R Us           Common Stock   892335100       60,375    40,250    40,250                                40,250
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Hollywood Enter-    Common Stock   436141105      450,000    30,000    30,000                                30,000
  tainment
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Nocopi Technologies Common Stock   655212207       47,430   527,000   527,000                               527,000
  Com Par $.01
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COLUMN TOTALS                                  16,751,017
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